united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/24

Item 1.	Reports to Stockholders.

(a)

Brookstone Dividend Stock ETF

(BAMD) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of September 27, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$136	0.95%

How did the Fund perform during the reporting period?

For the period from September 27, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop. The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled. Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Federal Reserve would eventually shift to easing after a historic hiking cycle. Since its inception, the Fund has gained 20.39%, beating its benchmark, the Dow Jones US Select Dividend Index, which gained 18.38% during the same period. The outperformance was largely driven by the security selection effect, with Eastman Chemical, Truist Financial Corp, Huntington Bancshares, 3M, and HP Inc. providing the largest contributions to the Fund's outperformance. The equal weight allocation of the Fund proved to be a slight detractor from benchmark performance, with underallocation to the information technology sector having the largest effect.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Dividend Stock ETF - NAV
S&P 500® Index
Dow Jones US Select Dividend Index
Dow Jones Industrial Average
$13,000
$12,000
$11,000
$10,000
$9,000
$12,473
$12,039
$11,838
$11,692
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Dividend Stock ETF - NAV	S&P 500® Index	Dow Jones US Select Dividend Index	Dow Jones Industrial Average
09/27/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$10,032	$10,033	$10,023	$9,987
10/31/23	$9,792	$9,822	$9,753	$9,861
11/30/23	$10,606	$10,719	$10,437	$10,764
12/31/23	$11,086	$11,206	$11,042	$11,295
01/31/24	$10,877	$11,395	$10,849	$11,443
02/29/24	$10,972	$12,003	$10,988	$11,729
03/31/24	$11,665	$12,389	$11,716	$11,988
04/30/24	$11,410	$11,883	$11,353	$11,398
05/31/24	$12,039	$12,473	$11,838	$11,692

Average Annual Total Returns

Class Name	Since Inception (September 27, 2023)
Brookstone Dividend Stock ETF - NAV	20.39%
Brookstone Dividend Stock ETF - Market Price	20.27%
Dow Jones Industrial Average	16.92%
Dow Jones US Select Dividend Index	18.38%
S&P 500® Index	24.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$75,634,869
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$201,487
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.2%
Reit	9.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	2.9%
Consumer Discretionary	3.3%
Industrials	3.4%
Technology	3.8%
Communications	6.3%
Energy	6.8%
Real Estate	9.7%
Materials	10.4%
Consumer Staples	13.0%
Financials	16.3%
Utilities	23.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
International Paper Company	3.8%
HP, Inc.	3.8%
Prudential Financial, Inc.	3.7%
Dominion Energy, Inc.	3.6%
American Electric Power Company, Inc.	3.5%
ONEOK, Inc.	3.5%
Altria Group, Inc.	3.5%
NiSource, Inc.	3.4%
Edison International	3.4%
Kellanova	3.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Dividend Stock ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of September 27, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMD

Brookstone Growth Stock ETF

(BAMG) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of September 26, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$132	0.95%

How did the Fund perform during the reporting period?

For the period from September 26, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 Index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop. The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled. Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Federal Reserve would eventually shift to easing after a historic hiking cycle. Since its inception, the Fund has gained 19.03%, underperforming its benchmark, the S&P 500 Growth Index, which gained 27.90% during the same period. This underperformance was largely driven by security selection, with Bristol-Myers Squibb, Tesla, Adobe, Autodesk, and Snowflake contributing the most to the fund's lagging performance. Additionally, the stock rally has been concentrated in a few sectors and specific stocks, and the fund's equal weight allocation strategy detracted from its performance relative to the benchmark. Notably, the Fund's relative underallocation to Nvidia and Amazon had the most significant negative impact.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Growth Stock ETF - NAV
S&P 500® Growth Index
Dow Jones Industrial Average
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,790
$11,903
$11,668
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Growth Stock ETF - NAV	S&P 500® Growth Index	Dow Jones Industrial Average
09/26/23	$10,000	$10,003	$10,000
09/30/23	$10,100	$10,058	$9,967
10/31/23	$9,692	$9,815	$9,841
11/30/23	$10,661	$10,676	$10,742
12/31/23	$11,210	$11,073	$11,272
01/31/24	$11,390	$11,393	$11,419
02/29/24	$11,915	$12,225	$11,705
03/31/24	$12,043	$12,485	$11,963
04/30/24	$11,478	$11,997	$11,375
05/31/24	$11,903	$12,790	$11,668

Average Annual Total Returns

Class Name	Since Inception (September 26, 2023)
Brookstone Growth Stock ETF - NAV	19.03%
Brookstone Growth Stock ETF - Market Price	19.19%
Dow Jones Industrial Average	16.68%
S&P 500® Growth Index	27.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$79,343,322
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$234,490
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Financials	3.1%
Energy	3.6%
Communication Services	3.9%
Consumer Staples	6.3%
Industrials	6.4%
Health Care	8.8%
Consumer Discretionary	12.3%
Communications	14.5%
Technology	39.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
QUALCOMM, Inc.	4.2%
Netflix, Inc.	4.2%
Teradyne, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.6%
EOG Resources, Inc.	3.6%
T-Mobile US, Inc.	3.5%
Tyler Technologies, Inc.	3.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Growth Stock ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of September 26, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMG

Brookstone Opportunities ETF

(BAMO) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of September 27, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$136	0.95%

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. hroughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve's cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 14.31%, outperforming its benchmark, the Dow Jones Moderate Portfolio Index, which gained 12.82% during the same period. This outperformance can be attributed to the Funds's greater exposure to US equities and fixed income, while the Dow Jones Moderate Portfolio Index measures global stocks, global bonds, and cash, represented by multiple subindexes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Opportunities ETF - NAV
Dow Jones Moderate Portfolio Index
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,473
$11,431
$11,282
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Opportunities ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,924	$9,762	$9,822
11/30/23	$10,496	$10,442	$10,719
12/31/23	$10,823	$10,960	$11,206
01/31/24	$10,936	$10,894	$11,395
02/29/24	$11,238	$11,103	$12,003
03/31/24	$11,407	$11,371	$12,389
04/30/24	$11,098	$11,013	$11,883
05/31/24	$11,431	$11,282	$12,473

Average Annual Total Returns

Class Name	Since Inception (September 27, 2023)
Brookstone Opportunities ETF - NAV	14.31%
Brookstone Opportunities ETF - Market Price	14.43%
Dow Jones Moderate Portfolio Index	12.82%
S&P 500® Index	24.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,826,556
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$43,907
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	35.0%
Equity	63.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	22.0%
Vanguard S&P 500 ETF	21.2%
SPDR Dow Jones Industrial Average ETF Trust	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	17.5%
iShares 0-3 Month Treasury Bond ETF	17.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Opportunities ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of September 27, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMO

Brookstone Value Stock ETF

(BAMV) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of September 26, 2023 to May 31, 2024.You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$135	0.95%

How did the Fund perform during the reporting period?

For the period from September 26, 2023, through May 31, 2024, US equities gained 24.62%, according to the S&P 500 Index. A slowing pace of inflation and the resilient expansion of the US economy provided a favorable backdrop for higher-risk assets during much of this period. Most of the upturn was driven by a narrow set of firms in the information technology and communications services sectors, largely due to enthusiasm for generative artificial intelligence, with additional support provided by a solid US consumer backdrop.

The Federal Reserve made no changes to its policy stance throughout the period, holding rates at a 22-year high. This decision was influenced by several inflation data points that came in marginally higher than expected in the first five months of 2024. While not indicating that it was necessary to continue the hiking cycle, the consensus was that it was too soon to begin cutting rates, as the data suggested that the process of bringing down inflation may have stalled.

Although core US inflation remained elevated and investors dialed back their expectations for the pace and magnitude of expected rate cuts, investors remained largely optimistic that the Fed would eventually shift to easing after a historic hiking cycle.

Since its inception, the Fund has gained 19.43%, underperforming its benchmark, the S&P 500 Value Index, which gained 21.17% during the same period. This underperformance can be attributed to both security selection and asset allocation effects. Specifically, CISCO Systems, Boeing, Comcast, Starbucks, and Cognizant Technology Solutions contributed the most to the Fund's lagging performance in terms of stock selection, while the Utilities and Healthcare sectors negatively impacted asset allocation. Given the stock rally's concentration in a few sectors and specific stocks, the Fund's equal weight allocation strategy served as an overall detractor relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Value Stock ETF - NAV
S&P 500® Value Index
Dow Jones Industrial Average
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,117
$11,943
$11,668
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Value Stock ETF - NAV	S&P 500® Value Index	Dow Jones Industrial Average
09/26/23	$10,000	$10,000	$10,000
09/30/23	$9,964	$10,013	$9,967
10/31/23	$9,832	$9,841	$9,841
11/30/23	$10,755	$10,782	$10,742
12/31/23	$11,310	$11,379	$11,272
01/31/24	$11,358	$11,412	$11,419
02/29/24	$11,647	$11,760	$11,705
03/31/24	$12,145	$12,295	$11,963
04/30/24	$11,675	$11,767	$11,375
05/31/24	$11,943	$12,117	$11,668

Average Annual Total Returns

Class Name	Since Inception (September 26, 2023)
Brookstone Value Stock ETF - NAV	19.43%
Brookstone Value Stock ETF - Market Price	19.43%
Dow Jones Industrial Average	16.68%
S&P 500® Value Index	21.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$76,487,519
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$234,841
Portfolio Turnover	25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Reit	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	3.5%
Materials	3.7%
Utilities	4.4%
Consumer Discretionary	5.4%
Communications	6.2%
Consumer Staples	6.4%
Energy	7.3%
Industrials	9.2%
Technology	15.4%
Health Care	17.9%
Financials	19.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NextEra Energy, Inc.	4.4%
Fidelity National Information Services, Inc.	4.1%
Wells Fargo & Company	4.1%
Goldman Sachs Group, Inc. (The)	4.1%
JPMorgan Chase & Company	4.1%
Bank of America Corporation	4.0%
Exxon Mobil Corporation	3.7%
Newmont Corporation	3.7%
Otis Worldwide Corporation	3.6%
Chevron Corporation	3.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Value Stock ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of September 26, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMV

Brookstone Ultra-Short Bond ETF

(BAMU) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of September 26, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$136	0.95%

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88% from September 26, 2023, through May 31, 2024. This performance comprised a robust end to 2023, with a 6.63% return from September 26 to December 31, 2023, followed by a challenging start to 2024, witnessing a -1.64% return from January 1 to May 31, 2024. The late surge in 2023 was fueled by market optimism as the U.S. Federal Reserve cautiously signaled progress in its battle against inflation. In the latter months of 2023, capital markets experienced a significant upswing following hints from the Federal Reserve that it might be nearing the conclusion of its interest-rate-hiking cycle, initiated in March 2022. The Fed's positive outlook on inflation progress, coupled with resilient employment, manufacturing, and consumer spending data, drove the Bloomberg U.S. Aggregate Bond Index to impressive performance. Entering 2024, the bond market faced the challenge of maintaining the high standards set by the previous year's performance. Despite the Fed's optimism, stronger-than-anticipated economic data and higher-than-expected inflation readings in the first five months of the year prompted investors to reconsider their expectations for monetary policy adjustments. The robustness in these sectors and persistent inflation suggested that the economy could tolerate higher interest rates for an extended duration.The first five months of 2024 witnessed mixed performance in the bond market. From January to May, the Bloomberg U.S. Aggregate Bond Index experienced a negative return of -1.64%. Despite the Fed's ongoing cautious optimism regarding inflation, the market was pressured by stronger economic indicators and the reassessment of anticipated rate adjustments. Since its inception, the Fund has gained 3.01%, falling short of the 3.73% gain of its benchmark, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, over the same period. This underperformance can be attributed almost exclusively to a slightly longer effective duration at the very front end of the interest rate curve of 4.5 months compared to 1.5 months for the Bloomberg U.S. Treasury Bills: 1-3 Months Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Ultra-Short Bond ETF - NAV
Bloomberg 1-3 Months U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$10,488
$10,373
$10,301
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Ultra-Short Bond ETF - NAV	Bloomberg 1-3 Months U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000	$10,000
09/30/23	$10,008	$10,006	$9,983
10/31/23	$10,048	$10,052	$9,825
11/30/23	$10,092	$10,097	$10,270
12/31/23	$10,128	$10,144	$10,663
01/31/24	$10,161	$10,188	$10,634
02/29/24	$10,196	$10,231	$10,484
03/31/24	$10,229	$10,278	$10,581
04/30/24	$10,261	$10,322	$10,313
05/31/24	$10,301	$10,373	$10,488

Average Annual Total Returns

Class Name	Since Inception (September 26, 2023)
Brookstone Ultra-Short Bond ETF - NAV	3.01%
Brookstone Ultra-Short Bond ETF - Market Price	3.05%
Bloomberg 1-3 Months U.S. Treasury Bill Index	3.73%
Bloomberg U.S. Aggregate Bond Index	4.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$62,258,220
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$184,978
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2024 Term Treasury ETF	19.7%
Invesco Short Term Treasury ETF	19.7%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.7%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Ultra-Short Bond ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of September 26, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMU

Brookstone Active ETF

(BAMA) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Active ETF for the period of September 27, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$95	0.95%

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. Throughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve''s cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 15.49%, outperforming its benchmark, the Dow Jones Moderate Portfolio Index, which gained 12.82% during the same period. This outperformance can be attributed to the Fund's greater exposure to US equities and fixed income, while the Dow Jones Moderate Portfolio Index measures global stocks, global bonds, and cash, represented by multiple subindexes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Active ETF - NAV
Dow Jones Moderate Portfolio Index
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,473
$11,549
$11,282
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Active ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,872	$9,762	$9,822
11/30/23	$10,488	$10,442	$10,719
12/31/23	$10,853	$10,960	$11,206
01/31/24	$10,949	$10,894	$11,395
02/29/24	$11,263	$11,103	$12,003
03/31/24	$11,516	$11,371	$12,389
04/30/24	$11,175	$11,013	$11,883
05/31/24	$11,549	$11,282	$12,473

Average Annual Total Returns

Class Name	Since Inception (September 27, 2023)
Brookstone Active ETF - NAV	15.49%
Brookstone Active ETF - Market Price	15.53%
Dow Jones Moderate Portfolio Index	12.82%
S&P 500® Index	24.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$36,662,188
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$(17,402)
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	34.8%
Equity	63.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	21.8%
SPDR Portfolio S&P 500 ETF	21.1%
SPDR Portfolio S&P 500 Value ETF	20.4%
SPDR Portfolio Aggregate Bond ETF	17.5%
iShares 0-3 Month Treasury Bond ETF	17.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Active ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Active ETF for the period of September 27, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMA

Brookstone Intermediate Bond ETF

(BAMB) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of September 26, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$136	0.95%

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 4.88% from 9/26/2023, through 5/31/2024. This performance comprised a robust end to 2023, with a 6.63% return from 9/26 to 12/31/2023, followed by a challenging start to 2024, witnessing a -1.64% return from January 1 to May 31, 2024. The late surge in 2023 was fueled by market optimism as the U.S. Federal Reserve cautiously signaled progress in its battle against inflation.In the latter months of 2023, capital markets experienced a significant upswing following hints from the Federal Reserve that it might be nearing the conclusion of its interest-rate-hiking cycle, initiated in March 2022. The Fed's positive outlook on inflation progress, coupled with resilient employment, manufacturing, and consumer spending data, drove the Bloomberg U.S. Aggregate Bond index to impressive performance. Entering 2024, the bond market faced the challenge of maintaining the high standards set by the previous year's performance. Despite the Fed's optimism, stronger-than-anticipated economic data and higher-than-expected inflation readings in the first five months of the year prompted investors to reconsider their expectations for monetary policy adjustments. The robustness in these sectors and persistent inflation suggested that the economy could tolerate higher interest rates for an extended duration. The first five months of 2024 witnessed mixed performance in the bond market. From January to May, the Bloomberg U.S. Aggregate Bond Index experienced a negative return of -1.64%. Despite the Fed's ongoing cautious optimism regarding inflation, the market was pressured by stronger economic indicators and the reassessment of anticipated rate adjustments. Since its inception, the Brookstone Intermediate Bond ETF has gained 3.50%, falling short of the 4.88% gain of its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the same period. This under performance can be attributed to two primary factors: firstly, a shorter effective duration of 4.82 years compared to 6.21 years for the Bloomberg U.S. Aggregate Bond Index. Secondly, there was an underallocation to the U.S. Corporates and Securitized market relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Intermediate Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$10,488
$10,350
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Intermediate Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000
09/30/23	$10,004	$9,983
10/31/23	$9,984	$9,825
11/30/23	$10,145	$10,270
12/31/23	$10,286	$10,663
01/31/24	$10,310	$10,634
02/29/24	$10,266	$10,484
03/31/24	$10,311	$10,581
04/30/24	$10,230	$10,313
05/31/24	$10,350	$10,488

Average Annual Total Returns

Class Name	Since Inception (September 26, 2023)
Brookstone Intermediate Bond ETF - NAV	3.50%
Brookstone Intermediate Bond ETF - Market Price	3.54%
Bloomberg U.S. Aggregate Bond Index	4.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$54,973,819
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$136,858
  Portfolio Turnover79%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	20.0%
SPDR Portfolio Intermediate Term Treasury ETF	20.0%
iShares 3-7 Year Treasury Bond ETF	20.0%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 1-5 Year Investment Grade Corporate Bond	19.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Intermediate Bond ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of September 26, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMB

Brookstone Yield ETF

(BAMY) Cboe BZX Exchange, Inc

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Brookstone Yield ETF for the period of September 27, 2023 to May 31, 2024.  You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$136	0.95%

How did the Fund perform during the reporting period?

From September 27, 2023, through May 31, 2024, both US equities and taxable investment-grade bonds experienced notable fluctuations amid changing economic dynamics and Federal Reserve policies. US equities surged by 24.62%, driven by a narrow set of firms in the information technology and communications services sectors, buoyed by enthusiasm for generative artificial intelligence. Despite a slowing pace of inflation, the Federal Reserve maintained its policy stance, keeping rates at a 22-year high. Although core US inflation remained elevated, investors remained optimistic, anticipating a shift to easing after a historic hiking cycle. On the other hand, U.S. taxable investment-grade bonds, measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.29%. A robust end to 2023 was followed by a challenging start to 2024, witnessing a -1.64% return. The late surge in 2023 was fueled by market optimism as the Federal Reserve signaled progress in its battle against inflation. However, stronger-than-anticipated economic data and higher-than-expected inflation readings in early 2024 led investors to reassess their expectations for monetary policy adjustments. Throughout the period, the bond market faced pressure from stronger economic indicators, prompting a negative return of -1.64% from January to May. Despite the Federal Reserve's cautious optimism regarding inflation, persistent inflation and robustness in various sectors suggested the economy could tolerate higher interest rates for an extended duration. This mixed performance reflected the ongoing challenge of balancing market expectations with evolving economic conditions amid Federal Reserve policies. Since its inception, the Fund has gained 10.45%, outperforming its benchmark, the Bloomberg U.S. Corporate High Yield Index, which gained 9.13% during the same period. This outperformance can be attributed to higher-than-average long-term bond volatility of 17.27 compared to its historic average of 15.60.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Yield ETF - NAV
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$11,045
$10,913
$10,529
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	Brookstone Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,052	$10,021	$10,021
10/31/23	$9,896	$9,863	$9,904
11/30/23	$10,357	$10,310	$10,353
12/31/23	$10,577	$10,704	$10,739
01/31/24	$10,736	$10,675	$10,739
02/29/24	$10,935	$10,524	$10,770
03/31/24	$11,137	$10,621	$10,897
04/30/24	$10,824	$10,353	$10,795
05/31/24	$11,045	$10,529	$10,913

Average Annual Total Returns

Class Name	Since Inception (September 27, 2023)
Brookstone Yield ETF - NAV	10.45%
Brookstone Yield ETF - Market Price	10.45%
Bloomberg U.S. Aggregate Bond Index	5.29%
Bloomberg U.S. Corporate High Yield Index	9.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,078,248
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$40,224
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
60.7%
Equity
40.5%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Equity	40.5%
Fixed Income	60.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Equity Premium Income ETF	20.4%
SPDR Blackstone Senior Loan ETF	20.3%
Invesco Senior Loan ETF	20.2%
JPMorgan Nasdaq Equity Premium Income ETF	20.1%
Panagram Bbb-B Clo Etf	10.1%
Janus Henderson B-BBB CLO ETF	10.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Brookstone Yield ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Brookstone Yield ETF for the period of September 27, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-BAMY

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Joseph Breslin is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Joseph Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024                $118,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 $28,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended May 31, 2024.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended May 31,2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany and Charles Ranson

Item 6.	Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Annual Report
May 31, 2024

1-888-562-8880
www.brookstoneam.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Brookstone ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 3.2%
20,849	T Rowe Price Group, Inc.	$2,456,638

	AUTOMOTIVE - 3.3%
204,603	Ford Motor Company	2,481,834

	BANKING - 9.4%
179,647	Huntington Bancshares, Inc.	2,500,686
62,409	Truist Financial Corporation	2,355,940
55,185	US Bancorp	2,237,752
		7,094,378
	BIOTECH & PHARMA - 2.9%
34,460	Gilead Sciences, Inc.	2,214,744

	CHEMICALS - 6.6%
43,246	Dow, Inc.	2,492,267
41,119	FMC Corporation	2,506,203
		4,998,470
	CONTAINERS & PACKAGING - 3.8%
63,427	International Paper Company	2,859,923

	DIVERSIFIED INDUSTRIALS - 3.4%
25,471	3M Company	2,550,666

	ELECTRIC UTILITIES - 20.1%
29,398	American Electric Power Company, Inc.	2,653,170
50,051	Dominion Energy, Inc.	2,698,751
23,826	Duke Energy Corporation	2,467,659
33,286	Edison International	2,558,029
22,103	Entergy Corporation	2,486,366
28,733	WEC Energy Group, Inc.	2,328,235
		15,192,210
	FOOD - 6.4%
77,544	Conagra Brands, Inc.	2,317,015

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	FOOD - 6.4% (Continued)
42,374	Kellanova	$2,556,847
		4,873,862
	GAS & WATER UTILITIES - 3.4%
89,341	NiSource, Inc.	2,596,249

	HEALTH CARE REIT - 3.4%
127,484	Healthpeak Properties, Inc.	2,536,932

	HOUSEHOLD PRODUCTS - 3.1%
17,718	Kimberly-Clark Corporation	2,361,809

	INFRASTRUCTURE REIT - 3.3%
24,342	Crown Castle, Inc.	2,495,055

	INSURANCE - 3.7%
22,984	Prudential Financial, Inc.	2,766,124

	OIL & GAS PRODUCERS - 6.8%
128,628	Kinder Morgan, Inc.	2,506,960
32,494	ONEOK, Inc.	2,632,014
		5,138,974
	RETAIL REIT - 3.0%
43,258	Realty Income Corporation	2,295,269

	TECHNOLOGY HARDWARE - 3.8%
78,261	HP, Inc.	2,856,527

	TELECOMMUNICATIONS - 6.3%
136,989	AT&T, Inc.	2,495,939
54,731	Verizon Communications, Inc.	2,252,181
		4,748,120

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TOBACCO & CANNABIS - 3.5%
56,771	Altria Group, Inc.	$2,625,659

	TOTAL COMMON STOCKS (Cost $65,843,284)	$75,143,443

	TOTAL INVESTMENTS - 99.4% (Cost $65,843,284)	$75,143,443
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	491,426
	NET ASSETS - 100.0%	$75,634,869

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 3.2%
5,340	Lockheed Martin Corporation, B	$2,511,616

	AUTOMOTIVE - 2.7%
12,038	Tesla, Inc.(a)	2,143,727

	BEVERAGES - 3.3%
15,159	PepsiCo, Inc.	2,620,992

	BIOTECH & PHARMA - 2.6%
50,382	Bristol-Myers Squibb Company	2,070,196

	E-COMMERCE DISCRETIONARY - 3.8%
16,956	Amazon.com, Inc.(a)	2,991,716

	ELECTRICAL EQUIPMENT - 3.2%
34,398	Fortive Corporation	2,560,587

	HEALTH CARE FACILITIES & SERVICES - 3.1%
4,934	UnitedHealth Group, Inc.	2,444,156

	HOME CONSTRUCTION - 3.2%
36,567	Masco Corporation	2,556,765

	HOUSEHOLD PRODUCTS - 3.0%
123,448	Kenvue, Inc.	2,382,546

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
12,358	CME Group, Inc.	2,508,427

	INTERNET MEDIA & SERVICES - 14.9%
16,865	Alphabet, Inc., Class A(a)	2,909,213
6,586	Meta Platforms, Inc., Class A	3,074,542
5,173	Netflix, Inc.(a)	3,319,100

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INTERNET MEDIA & SERVICES - 14.9% (Continued)
39,069	Uber Technologies, Inc.(a)	$2,522,295
		11,825,150
	LEISURE FACILITIES & SERVICES - 2.6%
8,054	McDonald’s Corporation	2,085,100

	MEDICAL EQUIPMENT & DEVICES - 3.1%
4,316	Thermo Fisher Scientific, Inc.	2,451,402

	OIL & GAS PRODUCERS - 3.6%
22,923	EOG Resources, Inc.	2,855,060

	SEMICONDUCTORS - 14.1%
4,249	NVIDIA Corporation	4,658,306
16,557	QUALCOMM, Inc.	3,378,456
22,962	Teradyne, Inc.	3,236,264
		11,273,026
	SOFTWARE - 19.3%
4,119	Adobe, Inc.(a)	1,831,966
10,548	Autodesk, Inc.(a)	2,126,477
6,391	Microsoft Corporation	2,653,095
7,314	Palo Alto Networks, Inc.(a)	2,156,972
3,321	ServiceNow, Inc.(a)	2,181,665
12,600	Snowflake, Inc.(a)	1,715,868
5,607	Tyler Technologies, Inc.(a)	2,693,378
		15,359,421
	TECHNOLOGY HARDWARE - 3.1%
12,593	Apple, Inc.	2,421,004

	TECHNOLOGY SERVICES - 3.2%
9,345	Visa, Inc., Class A	2,546,139

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TELECOMMUNICATIONS - 3.5%
15,665	T-Mobile US, Inc.	$2,740,748

	TOTAL COMMON STOCKS (Cost $70,645,959)	$78,347,778

	TOTAL INVESTMENTS - 98.7% (Cost $70,645,959)	$78,347,778
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	995,544
	NET ASSETS - 100.0%	$79,343,322

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 2.6%
11,048	Boeing Company (The)(a)	$1,962,235

	APPAREL & TEXTILE PRODUCTS - 2.7%
21,736	NIKE, Inc., Class B	2,066,007

	BANKING - 12.3%
77,636	Bank of America Corporation	3,104,664
15,324	JPMorgan Chase & Company	3,105,102
52,523	Wells Fargo & Company	3,147,178
		9,356,944
	BEVERAGES - 3.1%
38,106	Coca-Cola Company (The)	2,398,011

	BIOTECH & PHARMA - 5.9%
14,477	Johnson & Johnson	2,123,342
84,277	Pfizer, Inc.	2,415,378
		4,538,720
	CABLE & SATELLITE - 2.7%
50,900	Comcast Corporation, Class A	2,037,527

	DIVERSIFIED INDUSTRIALS - 3.0%
11,523	Honeywell International, Inc.	2,329,835

	ELECTRIC UTILITIES - 4.4%
41,896	NextEra Energy, Inc.	3,352,518

	ELECTRICAL EQUIPMENT - 3.6%
27,507	Otis Worldwide Corporation	2,728,695

	ENTERTAINMENT CONTENT - 3.5%
25,668	Walt Disney Company (The)	2,667,162

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4%
31,249	CVS Health Corporation	$1,862,440

	HEALTH CARE REIT - 3.4%
25,410	Welltower, Inc.	2,634,255

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
6,889	Goldman Sachs Group, Inc. (The)	3,144,966

	INSURANCE - 3.3%
6,164	Berkshire Hathaway, Inc., Class B(a)	2,554,362

	LEISURE FACILITIES & SERVICES - 2.7%
25,678	Starbucks Corporation	2,059,889

	MEDICAL EQUIPMENT & DEVICES - 9.6%
10,123	Becton Dickinson and Company	2,348,232
10,334	Danaher Corporation	2,653,772
19,874	Zimmer Biomet Holdings, Inc.	2,288,491
		7,290,495
	METALS & MINING - 3.7%
68,095	Newmont Corporation	2,855,904

	OIL & GAS PRODUCERS - 7.3%
16,766	Chevron Corporation	2,721,122
24,394	Exxon Mobil Corporation	2,860,440
		5,581,562
	RETAIL - CONSUMER STAPLES - 3.3%
48,409	Kroger Company (The)	2,535,179

	SOFTWARE - 2.6%
8,569	Salesforce, Inc.	2,008,916

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 2.8%
46,385	Cisco Systems, Inc.	$2,156,903

	TECHNOLOGY SERVICES - 10.0%
32,716	Cognizant Technology Solutions Corporation, Class A	2,164,163
41,598	Fidelity National Information Services, Inc.	3,156,456
36,835	PayPal Holdings, Inc.(a)	2,320,237
		7,640,856

	TOTAL COMMON STOCKS (Cost $68,836,284)	75,763,381

	TOTAL INVESTMENTS - 99.1% (Cost $68,836,284)	$75,763,381
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	724,138
	NET ASSETS - 100.0%	$76,487,519

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
95,653	iShares 3-7 Year Treasury Bond ETF	$10,970,443
118,636	iShares 7-10 Year Treasury Bond ETF	11,009,421
214,272	iShares Trust iShares 1-5 Year Investment Grade	10,957,870
226,558	Schwab Intermediate-Term U.S. Treasury ETF	10,969,938
394,449	SPDR Portfolio Intermediate Term Treasury ETF	10,973,571
		54,881,243

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,250,958)	54,881,243

	TOTAL INVESTMENTS - 99.8% (Cost $54,250,958)	$54,881,243
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	92,576
	NET ASSETS - 100.0%	$54,973,819

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
116,020	Invesco Short Term Treasury ETF	$12,241,270
121,412	iShares 0-3 Month Treasury Bond ETF	12,232,259
511,908	iShares iBonds Dec 2024 Term Treasury ETF	12,267,875
133,240	SPDR Bloomberg 1-3 Month T-Bill ETF	12,234,097
122,828	SPDR Bloomberg 3-12 Month T-Bill ETF	12,209,103
		61,184,604

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,062,011)	61,184,604

	TOTAL INVESTMENTS - 98.3% (Cost $61,062,011)	$61,184,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	1,073,616
	NET ASSETS - 100.0%	$62,258,220

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 63.3%
124,928	SPDR Portfolio S&P 500 ETF	$7,748,035
106,240	SPDR Portfolio S&P 500 Growth ETF	7,969,062
151,552	SPDR Portfolio S&P 500 Value ETF	7,483,638
		23,200,735
	FIXED INCOME - 34.8%
62,976	iShares 0-3 Month Treasury Bond ETF	6,344,832
257,792	SPDR Portfolio Aggregate Bond ETF	6,429,332
		12,774,164

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,306,800)	35,974,899

	TOTAL INVESTMENTS - 98.1% (Cost $32,306,800)	$35,974,899
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	687,289
	NET ASSETS - 100.0%	$36,662,188

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 63.1%
41,205	Invesco Nasdaq 100 ETF	$7,658,774
17,835	SPDR Dow Jones Industrial Average ETF Trust	6,911,598
15,252	Vanguard S&P 500 ETF	7,391,424
		21,961,796
	FIXED INCOME - 35.0%
60,516	iShares 0-3 Month Treasury Bond ETF	6,096,987
66,420	SPDR Bloomberg 1-3 Month T-Bill ETF	6,098,684
		12,195,671

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,137,583)	34,157,467

	TOTAL INVESTMENTS - 98.1% (Cost $31,137,583)	$34,157,467
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	669,089
	NET ASSETS - 100.0%	$34,826,556

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 101.2%
	EQUITY - 40.5%
118,653	JPMorgan Equity Premium Income ETF	$6,743,050
122,690	JPMorgan Nasdaq Equity Premium Income ETF	6,648,571
		13,391,621
	FIXED INCOME - 60.7%
317,028	Invesco Senior Loan ETF	6,695,631
67,962	Janus Henderson B-BBB CLO ETF	3,347,808
124,185	Panagram Bbb-B Clo Etf	3,351,753
159,118	SPDR Blackstone Senior Loan ETF	6,697,277
		20,092,469

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,473,931)	33,484,090

	TOTAL INVESTMENTS - 101.2% (Cost $32,473,931)	$33,484,090
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(405,842)
	NET ASSETS - 100.0%	$33,078,248

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$65,843,284	$70,645,959	$68,836,284	$54,250,958
At value	$75,143,443	$78,347,778	$75,763,381	$54,881,243
Cash and cash equivalents	999,398	1,058,212	878,978	621,912
Dividends and interest receivable	305,870	54,093	180,860	2,441
TOTAL ASSETS	76,448,711	79,460,083	76,823,219	55,505,596

LIABILITIES
Distributions Payable	698,527	—	224,460	428,112
Investment advisory fees payable	45,199	47,441	45,129	31,426
Payable to related parties	11,307	13,045	11,731	21,276
Accrued expenses and other liabilities	58,809	56,275	54,380	50,963
TOTAL LIABILITIES	813,842	116,761	335,700	531,777
NET ASSETS	$75,634,869	$79,343,322	$76,487,519	$54,973,819

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$65,632,116	$70,586,180	$67,537,094	$54,340,565
Accumulated earnings	10,002,753	8,757,142	8,950,425	633,254
NET ASSETS	$75,634,869	$79,343,322	$76,487,519	$54,973,819

Net Asset Value Per Share:
Shares:
Net Assets	$75,634,869	$79,343,322	$76,487,519	$54,973,819
Shares of beneficial interest outstanding	2,570,000	2,670,000	2,580,000	2,160,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$29.43	$29.72	$29.65	$25.45

Market Price	$29.40	$29.76	$29.65	$25.46

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$61,062,011	$32,306,800	$31,137,583	$32,473,931
At value	$61,184,604	$35,974,899	$34,157,467	$33,484,090
Cash and cash equivalents	1,789,738	902,263	887,888	389,397
Dividends and interest receivable	6,912	3,598	14,138	7,278
TOTAL ASSETS	62,981,254	36,880,760	35,059,493	33,880,765

LIABILITIES
Distributions Payable	616,265	131,584	145,386	716,058
Investment advisory fees payable	36,328	16,817	16,561	15,962
Payable to related parties	17,037	19,941	20,466	20,674
Accrued expenses and other liabilities	53,404	50,230	50,524	49,823
TOTAL LIABILITIES	723,034	218,572	232,937	802,517
NET ASSETS	$62,258,220	$36,662,188	$34,826,556	$33,078,248

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$62,127,826	$32,984,375	$31,798,816	$32,270,407
Accumulated earnings (losses)	130,394	3,677,813	3,027,740	807,841
NET ASSETS	$62,258,220	$36,662,188	$34,826,556	$33,078,248

Net Asset Value Per Share:
Shares:
Net Assets	$62,258,220	$36,662,188	$34,826,556	$33,078,248
Shares of beneficial interest outstanding	2,470,000	1,280,000	1,230,000	1,260,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.21	$28.64	$28.31	$26.25

Market Price	$25.22	$28.65	$28.34	$26.25

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF *	ETF **	ETF **	ETF **
INVESTMENT INCOME
Dividends	$1,871,937	$427,118	$842,627	$1,102,239
Interest	19,667	27,328	17,119	24,506
TOTAL INVESTMENT INCOME	1,891,604	454,446	859,746	1,126,745

EXPENSES
Investment advisory fees	236,935	248,660	248,577	185,154
Administrative services fees	44,810	47,416	46,746	51,345
Professional fees	16,505	16,505	16,505	15,876
Legal fees	14,204	13,351	13,407	13,773
Transfer agent fees	10,145	10,310	10,310	10,310
Printing expenses	10,056	9,896	10,049	10,054
Custodian fees	8,108	8,206	8,293	8,553
Compliance officer fees	7,602	7,689	7,692	7,638
Trustees fees and expenses	7,050	7,055	7,050	7,273
Insurance expense	1,692	1,699	1,507	1,507
Other expenses	8,839	8,844	8,844	8,843
TOTAL EXPENSES	365,946	379,631	378,980	320,326

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	(17,724)	(14,170)	(13,736)	(48,296)
TOTAL FEES WAIVED	(17,724)	(14,170)	(13,736)	(48,296)

NET EXPENSES	348,222	365,461	365,244	272,030
NET INVESTMENT INCOME	1,543,382	88,985	494,502	854,715

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	678,453	1,027,742	2,012,261	(3,773)
Net realized gain from in-kind redemptions	395,615	712,432	754,463	—
Net change in unrealized appreciation on investments	9,300,159	7,701,819	6,927,097	630,285
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	10,374,227	9,441,993	9,693,821	626,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,917,609	$9,530,978	$10,188,323	$1,481,227

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

**	Brookstone Growth Stock ETF, Brookstone Value Stock ETF and Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF *	ETF **	ETF **	ETF **
INVESTMENT INCOME
Dividends	$1,577,529	$432,757	$450,527	$1,725,907
Interest	37,283	19,978	19,167	37,145
TOTAL INVESTMENT INCOME	1,614,812	452,735	469,694	1,763,052

EXPENSES
Investment advisory fees	218,781	121,281	115,037	112,454
Administrative services fees	51,665	41,106	40,903	40,786
Professional fees	15,876	15,867	15,867	15,867
Legal fees	15,017	15,907	14,894	14,894
Transfer agent fees	10,310	10,272	10,272	10,272
Printing expenses	9,865	9,860	9,860	9,860
Custodian fees	8,315	8,455	8,521	8,521
Compliance officer fees	7,668	7,054	7,065	7,063
Trustees fees and expenses	7,331	7,300	7,299	7,299
Insurance expense	1,507	1,500	1,500	1,499
Other expenses	8,844	8,933	8,933	8,933
TOTAL EXPENSES	355,179	247,535	240,151	237,448

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	(33,803)	(69,341)	(71,130)	(72,230)
TOTAL FEES WAIVED	(33,803)	(69,341)	(71,130)	(72,230)

NET EXPENSES	321,376	178,194	169,021	165,218
NET INVESTMENT INCOME	1,293,436	274,541	300,673	1,597,834

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	—	—	—	(208,107)
Net realized gain from in-kind redemptions	23,807	125,372	188,437	135,566
Net change in unrealized appreciation on investments	122,593	3,668,099	3,019,884	1,010,159
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	146,400	3,793,471	3,208,321	937,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,439,836	$4,068,012	$3,508,994	$2,535,452

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

**	Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF *	ETF **	ETF **	ETF **
FROM OPERATIONS
Net investment income	$1,543,382	$88,985	$494,502	$854,715
Net realized gain (loss) from investments	678,453	1,027,742	2,012,261	(3,773)
Net realized gain from in-kind redemptions	395,615	712,432	754,463	—
Net change in unrealized appreciation on investments	9,300,159	7,701,819	6,927,097	630,285
Net increase in net assets resulting from operations	11,917,609	9,530,978	10,188,323	1,481,227

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,526,556)	(72,992)	(491,550)	(857,320)
Total distributions to shareholders	(1,526,556)	(72,992)	(491,550)	(857,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	68,526,421	74,437,562	72,290,878	54,344,912
Cost of shares redeemed	(3,293,105)	(4,562,726)	(5,509,192)	—
Transaction Fees (Note 5)	10,500	10,500	9,060	5,000
Net increase in net assets from shares of beneficial interest	65,243,816	69,885,336	66,790,746	54,349,912

TOTAL INCREASE IN NET ASSETS	75,634,869	79,343,322	76,487,519	54,973,819

NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$75,634,869	$79,343,322	$76,487,519	$54,973,819

SHARE ACTIVITY
Shares Sold	2,690,000	2,830,000	2,770,000	2,160,000
Shares Redeemed	(120,000)	(160,000)	(190,000)	—
Net increase in shares of beneficial interest outstanding	2,570,000	2,670,000	2,580,000	2,160,000

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

**	Brookstone Growth Stock ETF, Brookstone Value Stock ETF and Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended May 31, 2024

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF *	ETF **	ETF **	ETF **
FROM OPERATIONS
Net investment income	$1,293,436	$274,541	$300,673	$1,597,834
Net realized loss from investments	—	—	—	(208,107)
Net realized gain from in-kind redemptions	23,807	125,372	188,437	135,566
Net change in unrealized appreciation on investments	122,593	3,668,099	3,019,884	1,010,159
Net increase in net assets resulting from operations	1,439,836	4,068,012	3,508,994	2,535,452

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,296,360)	(276,252)	(302,253)	(1,601,515)
Total distributions to shareholders	(1,296,360)	(276,252)	(302,253)	(1,601,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	70,931,046	34,221,992	33,531,720	34,004,547
Cost of shares redeemed	(8,824,302)	(1,357,564)	(1,916,905)	(1,865,486)
Transaction Fees (Note 5)	8,000	6,000	5,000	5,250
Net increase in net assets from shares of beneficial interest	62,114,744	32,870,428	31,619,815	32,144,311

TOTAL INCREASE IN NET ASSETS	62,258,220	36,662,188	34,826,556	33,078,248

NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$62,258,220	$36,662,188	$34,826,556	$33,078,248

SHARE ACTIVITY
Shares Sold	2,820,000	1,330,000	1,300,000	1,330,000
Shares Redeemed	(350,000)	(50,000)	(70,000)	(70,000)
Net increase in shares of beneficial interest outstanding	2,470,000	1,280,000	1,230,000	1,260,000

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

**	Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Dividend Stock ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.79
Net realized and unrealized gain on investments	4.27
Total from investment operations	5.06
Less distributions from:
Net investment income		(0.63)
Total distributions		(0.63)
Net asset value, end of period	$29.43
Market price, end of period	$29.40
Total return (3)	20.39	% (6)
Total return - Market price (4)	20.27	% (6)
Net assets, at end of period (000s)	$75,635
Ratio of gross expenses to average net assets	1.00	% (7)
Ratio of net expenses to average net assets	0.95	% (7)
Ratio of net investment income to average net assets	4.21	% (7)
Portfolio Turnover Rate (5)	15	% (6)

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Growth Stock ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	4.70
Total from investment operations	4.75
Less distributions from:
Net investment income		(0.03)
Total distributions		(0.03)
Net asset value, end of period	$29.72
Market price, end of period	$29.76
Total return (3)	19.03	% (6)
Total return - Market price (4)	19.19	% (6)
Net assets, at end of period (000s)	$79,343
Ratio of gross expenses to average net assets	0.99	% (7)
Ratio of net expenses to average net assets	0.95	% (7)
Ratio of net investment income to average net assets	0.23	% (7)
Portfolio Turnover Rate (5)	26	% (6)

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Value Stock ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.25
Net realized and unrealized gain on investments	4.60
Total from investment operations	4.85
Less distributions from:
Net investment income		(0.20)
Total distributions		(0.20)
Net asset value, end of period	$29.65
Market price, end of period	$29.65
Total return (3)	19.43	% (6)
Total return - Market price (4)	19.43	% (6)
Net assets, at end of period (000s)	$76,488
Ratio of gross expenses to average net assets	0.99	% (7)
Ratio of net expenses to average net assets	0.95	% (7)
Ratio of net investment income to average net assets	1.29	% (7)
Portfolio Turnover Rate (5)	25	% (6)

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Intermediate Bond ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.52
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.87
Less distributions from:
Net investment income		(0.42)
Total distributions		(0.42)
Net asset value, end of period	$25.45
Market price, end of period	$25.46
Total return (3)	3.50	% (8)
Total return - Market price (4)	3.54	% (8)
Net assets, at end of period (000s)	$54,974
Ratio of gross expenses to average net assets (6)	1.12	% (9)
Ratio of net expenses to average net assets (6)	0.95	% (9)
Ratio of net investment income to average net assets (5)	2.98	% (9)
Portfolio Turnover Rate (7)	79	% (8)

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Ultra-Short Bond ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.66
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.75
Less distributions from:
Net investment income		(0.54)
Total distributions		(0.54)
Net asset value, end of period	$25.21
Market price, end of period	$25.22
Total return (3)	3.01	% (8)
Total return - Market price (4)	3.05	% (8)
Net assets, at end of period (000s)	$62,258
Ratio of gross expenses to average net assets (6)	1.05	% (9)
Ratio of net expenses to average net assets (6)	0.95	% (9)
Ratio of net investment income to average net assets (5)	3.82	% (9)
Portfolio Turnover Rate (7)	0	% (8)

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Active ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.27
Net realized and unrealized gain on investments	3.60
Total from investment operations	3.87
Less distributions from:
Net investment income		(0.23)
Total distributions		(0.23)
Net asset value, end of period	$28.64
Market price, end of period	$28.65
Total return (3)	15.49	% (8)
Total return - Market price (4)	15.53	% (8)
Net assets, at end of period (000s)	$36,662
Ratio of gross expenses to average net assets (6)	1.32	% (9)
Ratio of net expenses to average net assets (6)	0.95	% (9)
Ratio of net investment income to average net assets (5)	1.46	% (9)
Portfolio Turnover Rate (7)	0	% (8)

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Opportunities ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)(6)	0.31
Net realized and unrealized gain on investments	3.26
Total from investment operations	3.57
Less distributions from:
Net investment income		(0.26)
Total distributions		(0.26)
Net asset value, end of period	$28.31
Market price, end of period	$28.34
Total return (3)	14.31	% (8)
Total return - Market price (4)	14.43	% (8)
Net assets, at end of period (000s)	$34,827
Ratio of gross expenses to average net assets (6)	1.35	% (9)
Ratio of net expenses to average net assets (6)	0.95	% (9)
Ratio of net investment income to average net assets (5)	1.69	% (9)
Portfolio Turnover Rate (7)	0	% (8)

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Yield ETF

	For the Period Ended
	May 31, 2024 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)(6)	1.64
Net realized and unrealized gain on investments	0.95
Total from investment operations	2.59
Less distributions from:
Net investment income		(1.34)
Net return of capital	—
Total distributions		(1.34)
Paid-in-Capital From Redemption Fees	—
Net asset value, end of period	$26.25
Market price, end of period	$26.25
Total return (3)	10.45	% (8)
Total return - Market price (4)	9.13	% (8)
Net assets, at end of period (000s)	$33,078
Ratio of gross expenses to average net assets (6)	1.37	% (9)
Ratio of net expenses to average net assets (6)	0.95	% (9)
Ratio of net investment income to average net assets (5)	9.19	% (9)
Portfolio Turnover Rate (7)	77	% (8)

*	Per share amount represents less than $0.01 per share.

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG and BAMV’s investment objective seeks to provide capital appreciation. BAMB and BAMU’s investment objective seeks to provide current income. BAMA and BAMO’s investment objective seeks to provide total return. BAMY’s investment objective seeks to provide current income. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the adviser as it’s “Valuation Designee” for execution of these procedures. The adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Funds’ assets measured at fair value:

BAMD

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$75,143,443	$—	$—	$75,143,443
Total	$75,143,443	$—	$—	$75,143,443

BAMG

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$78,347,778	$—	$—	$78,347,778
Total	$78,347,778	$—	$—	$78,347,778

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

BAMV

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$75,763,381	$—	$—	$75,763,381
Total	$75,763,381	$—	$—	$75,763,381

BAMB

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,881,243	$—	$—	$54,881,243
Total	$54,881,243	$—	$—	$54,881,243

BAMU

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$61,184,604	$—	$—	$61,184,604
Total	$61,184,604	$—	$—	$61,184,604

BAMA

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$35,974,899	$—	$—	$35,974,899
Total	$35,974,899	$—	$—	$35,974,899

BAMO

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,157,467	$—	$—	$34,157,467
Total	$34,157,467	$—	$—	$34,157,467

BAMY

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$33,484,090	$—	$—	$33,484,090
Total	$33,484,090	$—	$—	$33,484,090

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually to comply with distribution requirements. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in each Fund’s May 31, 2024 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. During the period ended May 31,2024, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$8,569,940	$8,131,962
BAMG	14,729,416	14,332,287
BAMV	14,042,017	14,173,975
BAMB	33,057,004	32,215,565
BAMU	2,640,496	—
BAMA	—	—
BAMO	—	—
BAMY	20,285,154	18,648,101

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$67,639,567	$3,265,004
BAMG	72,985,854	4,477,199
BAMV	71,566,058	5,352,238
BAMB	53,413,293	—
BAMU	67,068,763	8,671,054
BAMA	33,511,695	1,330,267
BAMO	32,827,578	1,878,433
BAMY	32,690,332	1,778,865

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. During period ended May 31, 2024, the Adviser earned the following fees:

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$236,935
BAMG	0.65%	248,660
BAMV	0.65%	248,577
BAMB	0.65%	185,154
BAMU	0.65%	218,781
BAMA	0.65%	121,281
BAMO	0.65%	115,037
BAMY	0.65%	112,454

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

During the period ended May 31, 2024, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
BAMD	$17,724
BAMG	14,170
BAMV	13,736
BAMB	48,296
BAMU	33,803
BAMA	69,341
BAMO	71,130
BAMY	72,230

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2027
BAMD	$17,724
BAMG	14,170
BAMV	13,736
BAMB	48,296
BAMU	33,803
BAMA	69,341
BAMO	71,130
BAMY	72,230

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of May 31, 2024 the Plan has not been activated. For the period ended May 31, 2024, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Ultimus Fund Solutions, LLC. For the period ended May 31, 2024, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the period ended May 31, 2024, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$10,500
BAMG	—	10,500
BAMV	310	8,750
BAMB	—	5,000
BAMU	—	8,000
BAMA	—	6,000
BAMO	—	5,000
BAMY	—	5,250

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Other investment companies including ETFs (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on May 31, 2024, were as follows:

	Cost for
	Federal Tax	Unrealized	Unrealized	Tax Net Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation
BAMD	$65,835,264	$9,673,085	$(364,906)	$9,308,179
BAMG	70,645,959	10,205,743	(2,503,924)	7,701,819
BAMV	68,836,284	8,838,341	(1,911,244)	6,927,097
BAMB	54,250,958	630,285	—	630,285
BAMU	61,062,011	132,968	(10,375)	122,593
BAMA	32,306,800	3,668,099	—	3,668,099
BAMO	31,137,583	3,019,884	—	3,019,884
BAMY	32,473,931	1,010,159	—	1,010,159

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended May 31, 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2024	Income	Capital Gains	Capital	Total
BAMD	$1,526,556	$—	$—	$1,526,556
BAMG	72,992	—	—	72,992
BAMV	491,550	—	—	491,550
BAMB	857,320	—	—	857,320
BAMU	1,296,360	—	—	1,296,360
BAMA	276,252	—	—	276,252
BAMO	302,253	—	—	302,253
BAMY	1,601,515	—	—	1,601,515

As of May 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BAMD	$687,484	$7,090	$—	$—	$—	$9,308,179	$10,002,753
BAMG	1,055,323	—	—	—	—	7,701,819	8,757,142
BAMV	2,021,472	1,856	—	—	—	6,927,097	8,950,425
BAMB	6,742	—	(3,773)	—	—	630,285	633,254
BAMU	7,801	—	—	—	—	122,593	130,394
BAMA	9,714	—	—	—	—	3,668,099	3,677,813
BAMO	7,856	—	—	—	—	3,019,884	3,027,740
BAMY	5,897	—	(208,215)	—	—	1,010,159	807,841

Brookstone ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
BAMD	$—
BAMG	—
BAMV	—
BAMB	3,773
BAMU	—
BAMA	—
BAMO	—
BAMY	208,215

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, and non-deductible expenses, resulted in reclassifications for the tax year ended May 31, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
BAMD	$388,300	$(388,300)
BAMG	700,844	(700,844)
BAMV	746,348	(746,348)
BAMB	(9,347)	9,347
BAMU	13,082	(13,082)
BAMA	113,947	(113,947)
BAMO	179,001	(179,001)
BAMY	126,096	(126,096)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, and Brookstone Yield ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”), as of May 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, and Brookstone Ultra-Short Bond ETF	For the period from September 26, 2023 (commencement of operations) through May 31, 2024
Brookstone Dividend Stock ETF, Brookstone Active ETF, Brookstone Opportunities ETF, and Brookstone Yield ETF	For the period from September 27, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 30, 2024

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ending June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-888-562-8880 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-562-8880.

INVESTMENT ADVISER
Brookstone Asset Management, LLC
1745 S Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/08/2024

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 08/08/2024